Submission	Mar. 13, 2026
Submission [Line Items]
Central Index Key	0001000697
Registrant Name	WATERS CORP /DE/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A